Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2015 Fund
December 31, 2021
AFF15-NPRT3-0322
1.811321.117
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.05% 1/20/22 to 3/3/22 (b) (Cost $229,984)	230,000	229,987

Domestic Equity Funds - 21.1%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	1,156,710	19,097,281
Fidelity Advisor Series Growth Opportunities Fund (c)	936,451	13,157,138
Fidelity Advisor Series Small Cap Fund (c)	602,076	8,730,101
Fidelity Series All-Sector Equity Fund (c)	692,297	8,238,338
Fidelity Series Commodity Strategy Fund (c)	3,873,350	15,842,002
Fidelity Series Large Cap Stock Fund (c)	1,599,136	30,367,602
Fidelity Series Large Cap Value Index Fund (c)	211,038	3,283,750
Fidelity Series Opportunistic Insights Fund (c)	855,746	17,748,167
Fidelity Series Small Cap Opportunities Fund (c)	721,698	10,767,735
Fidelity Series Stock Selector Large Cap Value Fund (c)	1,375,249	19,335,995
Fidelity Series Value Discovery Fund (c)	1,191,960	19,750,777
TOTAL DOMESTIC EQUITY FUNDS (Cost $115,767,242)		166,318,886

International Equity Funds - 22.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	773,353	11,236,824
Fidelity Series Emerging Markets Fund (c)	648,506	6,815,798
Fidelity Series Emerging Markets Opportunities Fund (c)	2,915,606	61,286,040
Fidelity Series International Growth Fund (c)	1,510,189	28,874,806
Fidelity Series International Small Cap Fund (c)	413,021	8,834,528
Fidelity Series International Value Fund (c)	2,586,485	28,891,036
Fidelity Series Overseas Fund (c)	2,004,886	28,870,364
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $119,439,497)		174,809,396

Bond Funds - 48.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	2,777,421	27,913,076
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	3,025,351	30,646,808
Fidelity Series Emerging Markets Debt Fund (c)	457,083	4,145,740
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	146,828	1,386,054
Fidelity Series Floating Rate High Income Fund (c)	85,124	788,244
Fidelity Series High Income Fund (c)	517,069	4,932,837
Fidelity Series Inflation-Protected Bond Index Fund (c)	2,471,005	26,143,236
Fidelity Series International Credit Fund (c)	74,933	743,331
Fidelity Series International Developed Markets Bond Index Fund (c)	1,469,075	14,441,005
Fidelity Series Investment Grade Bond Fund (c)	20,851,905	242,299,134
Fidelity Series Long-Term Treasury Bond Index Fund (c)	2,976,555	25,360,251
Fidelity Series Real Estate Income Fund (c)	255,553	2,997,639
TOTAL BOND FUNDS (Cost $362,351,311)		381,797,355

Short-Term Funds - 8.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d)	672,767	672,902
Fidelity Series Government Money Market Fund 0.08% (c)(e)	51,973,089	51,973,089
Fidelity Series Short-Term Credit Fund (c)	1,411,892	14,147,162
TOTAL SHORT-TERM FUNDS (Cost $66,706,588)		66,793,153

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $664,494,622)	789,948,777
NET OTHER ASSETS (LIABILITIES) - 0.0%	(101,788)
NET ASSETS - 100.0%	789,846,989

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	4	Mar 2022	245,260	1,453	1,453

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $229,987.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	763,958	1,547,410	1,638,466	212	-	-	672,902	0.0%
Total	763,958	1,547,410	1,638,466	212	-	-	672,902

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	21,685,695	5,201,587	8,383,024	3,391,871	1,862,484	(1,269,461)	19,097,281
Fidelity Advisor Series Growth Opportunities Fund	15,082,676	4,903,540	5,138,422	3,146,158	556,921	(2,247,577)	13,157,138
Fidelity Advisor Series Small Cap Fund	9,808,927	1,940,856	2,859,597	1,570,914	910,322	(1,070,407)	8,730,101
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	28,883,735	922,721	178,636	(2,057)	(45,881)	27,913,076
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	31,572,670	1,139,136	208,413	(7,687)	220,961	30,646,808
Fidelity Series All-Sector Equity Fund	9,269,255	1,511,082	2,876,517	1,189,368	645,732	(311,214)	8,238,338
Fidelity Series Canada Fund	9,453,254	2,599,937	2,134,638	244,984	142,239	1,176,032	11,236,824
Fidelity Series Commodity Strategy Fund	23,227,544	7,590,228	12,233,958	6,866,908	(827,805)	(1,914,007)	15,842,002
Fidelity Series Emerging Markets Debt Fund	4,445,548	438,524	734,254	150,591	(31,564)	27,486	4,145,740
Fidelity Series Emerging Markets Debt Local Currency Fund	1,462,105	217,930	211,944	53,666	(2,177)	(79,860)	1,386,054
Fidelity Series Emerging Markets Fund	8,256,890	1,309,048	2,070,404	221,235	243,074	(922,810)	6,815,798
Fidelity Series Emerging Markets Opportunities Fund	75,449,249	16,855,262	19,437,525	7,046,740	3,966,565	(15,547,511)	61,286,040
Fidelity Series Floating Rate High Income Fund	895,877	41,530	155,914	28,122	(10,460)	17,211	788,244
Fidelity Series Government Money Market Fund 0.08%	90,200,663	6,505,942	44,733,516	42,546	-	-	51,973,089
Fidelity Series High Income Fund	5,289,001	310,272	755,881	213,512	35,250	54,195	4,932,837
Fidelity Series Inflation-Protected Bond Index Fund	71,306,373	4,845,658	51,397,881	2,188,280	5,344,396	(3,955,310)	26,143,236
Fidelity Series International Credit Fund	729,035	18,806	-	18,806	-	(4,510)	743,331
Fidelity Series International Developed Markets Bond Index Fund	-	14,995,732	485,504	9,193	(2,944)	(66,279)	14,441,005
Fidelity Series International Growth Fund	26,490,631	7,265,087	6,654,773	2,272,572	433,193	1,340,668	28,874,806
Fidelity Series International Small Cap Fund	8,394,404	1,651,172	1,583,566	1,036,144	546,812	(174,294)	8,834,528
Fidelity Series International Value Fund	26,461,208	8,515,863	6,943,545	1,425,627	486,201	371,309	28,891,036
Fidelity Series Investment Grade Bond Fund	252,528,086	23,925,468	36,289,908	4,234,292	(100,373)	2,235,861	242,299,134
Fidelity Series Large Cap Stock Fund	33,853,090	4,482,647	9,103,063	2,895,613	1,725,447	(590,519)	30,367,602
Fidelity Series Large Cap Value Index Fund	3,653,671	304,848	901,291	195,686	223,755	2,767	3,283,750
Fidelity Series Long-Term Treasury Bond Index Fund	22,844,322	7,013,495	6,437,256	459,779	(408,135)	2,347,825	25,360,251
Fidelity Series Opportunistic Insights Fund	20,103,810	4,349,770	7,748,622	2,874,222	2,605,469	(1,562,260)	17,748,167
Fidelity Series Overseas Fund	26,535,003	5,950,945	7,376,005	841,708	792,351	2,968,070	28,870,364
Fidelity Series Real Estate Income Fund	3,217,095	156,562	570,856	109,350	61,889	132,949	2,997,639
Fidelity Series Short-Term Credit Fund	18,870,432	2,263,655	6,745,553	253,677	39,009	(280,381)	14,147,162
Fidelity Series Small Cap Opportunities Fund	12,105,545	3,622,319	3,428,825	2,856,573	897,096	(2,428,400)	10,767,735
Fidelity Series Stock Selector Large Cap Value Fund	21,438,754	3,714,395	5,859,573	2,574,462	1,115,773	(1,073,354)	19,335,995
Fidelity Series Value Discovery Fund	21,946,920	2,947,383	6,196,783	1,633,884	1,409,027	(355,770)	19,750,777
	845,005,063	205,905,948	261,510,455	50,433,532	22,649,803	(23,004,471)	789,045,888

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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